Derivative Instruments and Hedging Activities - Income Statement (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative income taxes, gain or (loss) recognized in AOCI	$ 12,168		$ 12,168	$ 11,849
Total, gain or (loss) recognized in AOCI	(18,757)		(18,757)	(18,247)
Forward foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Forward foreign exchange contracts, gain of (loss) recognized in AOCI	4,637		4,637	4,637
4.25% Yen-denominated Eurobonds, due 2016 [Member] | Bonds [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in other income	0	$ (2,103)	2,627	965	$ 3,767
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	(19,811)		(19,811)	(18,982)
Euro Senior Notes [Member] | Senior notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-derivative hedging instruments-gain or (loss) recognized in other income			0	0	$ 0
Non-derivative hedging instruments-gain or (loss) recognized in AOCI	$ (15,751)		$ (15,751)	$ (15,751)